Note 14 - Income Tax (Details) - Summary of Income Tax Expense from Continuing Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Income Tax Expense from Continuing Operations [Abstract]
Current	$ 1,106	$ 951	$ 1,002
Deferred	78	41	101
Income tax expense	$ 1,184	$ 992	$ 1,103